Net loss per share attributable to common stockholders - Schedule of earnings per share basic and diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Numerator:
Net loss	$ (2,437)	$ (7,493)	$ (6,695)	$ (4,172)	$ (2,587)	$ (3,224)	$ (16,625)	$ (9,983)	$ (15,062)	$ (18,192)
Preferred stock dividend paid							(14,955)	0
Accretion of Convertible Preferred to redemption value							(56,175)	(20,962)	(30,199)	(19,981)
Net loss attributable to common stockholders							$ (87,755)	$ (30,945)	(45,261)	(38,173)
Net loss attributable to common stockholders									$ (45,261)	$ (38,173)
Denominator:
Weighted-average shares of common stock outstanding, basic and diluted							15,007,247	1,176,833	1,844,929	1,538,600
Net loss attributable to common stockholders							$ (5.85)	$ (26.30)	$ (24.53)	$ (24.81)